Introduction, basis of presentation of the interim condensed consolidated financial statements and other information - Comparative information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Reclassification out of other reserves	€ (3,708)	€ (3,110)
Reclassification into other comprehensive income	€ (30,637)	(24,168)
MXN
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(18.26%)
Change in average foreign currency exchange rate (as a percent)	(7.45%)
USD
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(0.20%)
Change in average foreign currency exchange rate (as a percent)	2.11%
BRL
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(26.70%)
Change in average foreign currency exchange rate (as a percent)	(16.29%)
Argentine peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(15.19%)
Change in average foreign currency exchange rate (as a percent)	(13.66%)
GBP
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(6.47%)
Change in average foreign currency exchange rate (as a percent)	1.25%
Chilean peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(8.38%)
Change in average foreign currency exchange rate (as a percent)	(12.83%)
Polish zloty
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(4.20%)
Change in average foreign currency exchange rate (as a percent)	(2.34%)
Increase (decrease) due to voluntary changes in accounting policy
Disclosure of initial application of standards or interpretations [line items]
Reclassification out of other reserves	€ (1,952)	(2,136)	€ (1,984)
Reclassification into other comprehensive income	€ 1,952	€ 2,136	€ 1,984